Stockholders' Equity - Warrants (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 04, 2025	Apr. 21, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 01, 2025	Apr. 20, 2025	Mar. 24, 2025	Mar. 19, 2025	Mar. 12, 2025	Mar. 11, 2025	Mar. 19, 2024	Mar. 15, 2024	May 15, 2023
Number of Other than Options
Outstanding, beginning balance (in shares)					263,957	111,606	111,606
Issued (in shares)							163,957
Expired/Forfeited (in shares)							(11,606)
Outstanding, ending balance (in shares)							263,957	111,606
Exercisable (in shares)							163,957
Weighted Average Exercise Price
Outstanding and exercisable, beginning balance (in dollars per share)					$ 9.73	$ 16.71	$ 16.71
Issued (in dollars per share)							6.52
Expired/Forfeited (in dollars per share)							31.46
Outstanding, ending balance (in dollars per share)							9.73	$ 16.71
Exercisable (in dollars per share)							$ 6.52
Weighted Average Remaining Contractual Life (in Years), Outstanding							8 years 11 months 15 days	8 years 5 months 15 days
Weighted Average Contractual Life (in Years), Exercisable							9 years 3 months 21 days
Other disclosures
Purchasable stock			4,806,776		4,806,776		2,368,072	1,979,413			2,379,508		2,379,508	23,796,200
Compensation expense			$ 150,000	$ 150,000	$ 480,000	$ 320,000	$ 470,000	$ 220,000
Number of shares vested							28,770
Halston License
Other disclosures
Purchasable stock								100,000
Warrants outstanding, exercise price (in dollars per share)								$ 15
UTG
Other disclosures
Shares issuable under warrants (in shares)		1,107,455
Warrants exercise term		7 years
Restore
Other disclosures
Shares issuable under warrants (in shares)		30,000
Warrants exercise term		7 years
Warrants outstanding, exercise price (in dollars per share)		$ 6.67
Placement Agent
Other disclosures
Shares issuable under warrants (in shares)	80,791											18,293
Warrants exercise term	4 years 6 months
Warrant term									4 years 6 months			4 years 6 months
Warrants outstanding, exercise price (in dollars per share)	$ 1.1											$ 8.125
Certain warrant holders, one
Other disclosures
Shares issuable under warrants (in shares)		107,333
Warrants outstanding, exercise price (in dollars per share)		$ 2.2477								$ 6.315
Certain warrant holders, two
Other disclosures
Shares issuable under warrants (in shares)		17,250								22,998
Warrants outstanding, exercise price (in dollars per share)		$ 3								$ 6.315
Warrants with exercise price of $6.60 | UTG
Other disclosures
Shares issuable under warrants (in shares)		131,100
Warrants outstanding, exercise price (in dollars per share)		$ 6.6
Warrants with exercise price of $7.50 | UTG
Other disclosures
Shares issuable under warrants (in shares)		195,271
Warrants outstanding, exercise price (in dollars per share)		$ 7.5
Warrants with exercise price of $10.00 | UTG
Other disclosures
Shares issuable under warrants (in shares)		195,271
Warrants outstanding, exercise price (in dollars per share)		$ 10
Warrants with exercise price of $12.50 | UTG
Other disclosures
Shares issuable under warrants (in shares)		195,271
Warrants outstanding, exercise price (in dollars per share)		$ 12.5
Warrants with exercise price of $15.00 | UTG
Other disclosures
Shares issuable under warrants (in shares)		195,271
Warrants outstanding, exercise price (in dollars per share)		$ 15
Warrants with exercise price of $17.50 | UTG
Other disclosures
Shares issuable under warrants (in shares)		195,271
Warrants outstanding, exercise price (in dollars per share)		$ 17.5
Public Offering
Other disclosures
Purchasable stock	2,181,818								2,181,818						328,427	328,427
Warrants
Number of Other than Options
Outstanding, beginning balance (in shares)					263,957
Issued (in shares)					1,218,246
Amended (in shares)					(5,748)
Outstanding, ending balance (in shares)			1,476,455		1,476,455		263,957
Exercisable (in shares)			1,295,673		1,295,673
Weighted Average Exercise Price
Outstanding and exercisable, beginning balance (in dollars per share)					$ 9.73
Issued (in dollars per share)					10.97
Amended (in dollars per share)					4.38
Outstanding, ending balance (in dollars per share)			$ 10.43		10.43		$ 9.73
Exercisable (in dollars per share)			$ 10.66		$ 10.66
Weighted Average Remaining Contractual Life (in Years), Outstanding					6 years 9 months		8 years 11 months 15 days
Weighted Average Contractual Life (in Years), Exercisable					6 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding			$ 0		$ 0		$ 0
Aggregate Intrinsic Value, Exercisable			0		0
Other disclosures
Purchasable stock															18,293
Compensation expense							0
Warrants | Halston License
Other disclosures
Warrant term																	10 years
Purchasable stock																	100,000
Warrants outstanding, exercise price (in dollars per share)																	$ 15
Contra-revenue related to warrants held by licensee			$ 10,000.00	$ 10,000.00	$ 30,000.00	$ 30,000.00	$ 40,000.00	$ 30,000.00
Number of shares vested					0		0
Warrants | Vesting tranche 1
Stockholders' Equity
Expiration period							5 years
Warrants | Vesting tranche 2
Stockholders' Equity
Expiration period							10 years